Filed pursuant to Rule 497(e)

Registration Nos. 333-221764; 811-23312

(DUTY)   U.S. Defense ETF

(the “Fund”)

listed on NYSE Arca, Inc.

June 9, 2026

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated April 6, 2026, as previously supplemented

Effective immediately, all references in the Prospectus and SAI to distributions of dividends and interest income, if any, are hereby changed to reflect that the Fund intends to pay out dividends and interest income, if any, annually.

Please retain this Supplement for future reference.